SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment

Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

Schedule of Estimated Cost of Providing Promotional Allowances

The estimated cost of providing such promotional allowances for the years ended December 31, 2015, 2014 and 2013 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2015	2014	2013
Rooms	$24,625	$22,282	$19,828
Food and beverage	64,676	53,941	43,838
Entertainment, retail and others	9,365	7,683	8,301

	$98,666	$83,906	$71,967

Weighted Average Number of Ordinary and Ordinary Equivalent Shares Used in Calculation of Basic and Diluted Net Income

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Crown Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2015	2014	2013
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Crown Entertainment Limited per share	1,617,263,041	1,647,571,547	1,649,678,643
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	9,845,729	12,931,583	14,519,448

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Crown Entertainment Limited per share	1,627,108,770	1,660,503,130	1,664,198,091

Components of Group's Accumulated Other Comprehensive Losses

As of December 31, 2015 and 2014, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2015	2014
Foreign currency translation adjustment	$(21,897)	$(17,130)
Change in the fair value of interest rate swap agreements	(37)	(19)

	$(21,934)	$(17,149)